Supplement

dated October 1, 2009 to the

Combined Statement of Additional Information for the

American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and
Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS
Fund, American Funds Global Growth HLS Fund, American Funds Global Growth and
Income HLS Fund, American Funds Global Small Capitalization HLS Fund, American
Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds
International HLS Fund and American Funds New World HLS Fund (the “American
Funds HLS Funds”) of

Hartford Series Fund, Inc.

Class IA and Class IB Shares

Dated May 1, 2009 (the “American Funds HLS Funds SAI”)

Effective immediately, the section of the American Funds HLS Funds SAI entitled “Fund Management - Non-Interested Directors” is revised to delete the “Non-Interested Directors” table in its entirety and replace it with the following:

NON-INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

LYNN S. BIRDSONG (1946) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003	Mr. Birdsong is a private investor. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.	96	Mr. Birdsong is a Director of The Japan Fund.

ROBERT M. GAVIN (1940) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002(2) Director since 1986(3) Chairman of the Board for the Company since 2004	Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.	96	N/A

DUANE E. HILL (1945) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.	96	N/A

SANDRA S. JAFFEE (1941) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005	Ms. Jaffee served as Chairman (2008-2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995-2003).	96	N/A

WILLIAM P. JOHNSTON (1944) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July, 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc.In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

				96	Mr. Johnston is a Director of HCR-Manor Care, Inc., LifeCare Holdings, Inc. and MultiPlan, Inc.

PHILLIP O. PETERSON (1944) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	96	Mr. Peterson is a Trustee of the William Blair Funds, and the Strong Fund Liquidating Trust.

LEMMA W. SENBET (1946) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

			96	N/A

*              Term of Office: Each director may serve until his or her successor is elected and qualifies.

In addition, the section entitled “Fund Management - Officers and Interested Directors” is revised to delete the “Officers and Interested Directors” table in its entirety and replace it with the following:

OFFICERS AND INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

LOWNDES A. SMITH** (1939) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996(1) Since 2002(2)	Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002.	96	Mr. Smith is a Director of White Mountains Insurance Group, Ltd., Symetra Financial One Beacon Insurance and Managing Director Whittington Gray Associates.

JOHN C. WALTERS (1962) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2008***

Mr. Walters currently serves as Chief Executive Officer, President and Director of Hartford Life, Inc., (“HL, Inc.”) Mr. Walters also serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life Insurance Company (“HL, Inc”) and as Executive Vice President of The Hartford. In addition, Mr. Walter is Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. as Co-Chief Operating Officer of Hartford Life Insurance Company (2007-2008) and as Executive Vice President and Director of its Investment Products Division (2000-2008).

				96	N/A

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

ROBERT M. ARENA, JR. (age 40) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	President and Chief Executive Officer****	Since 2009

Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”), Chief Executive Officer, Manager and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and Chief Executive Officer, Manager and President of HL Investment Advisors. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division.

				N/A	N/A

TAMARA L. FAGELY (1958) c/o Hartford HLS Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002

Ms. Fagely has been Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through May 2005. In addition Ms. Fagely is Controller and Chief Financial Officer of HIFSCO

				N/A	N/A

BRIAN FERRELL (1962) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	AML Compliance Officer	Since 2008

Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006 and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network (“FinCEN”) from 2005 - 2006.

				N/A	N/A

DR. ROBERT J. FROEHLICH (1953) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Senior Managing Director(1)	Since 2009

Dr. Froehlich joined The Hartford Financial Services Group, Inc., (“The Hartford”) as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management 1997 — 2009.

				N/A	N/A

THOMAS D. JONES III (1965) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President and Chief Compliance Officer	Since 2006

Mr. Jones joined Hartford Life as Vice President and Director of Securities Compliance in 2006 from SEI Investments (“SEI”), where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

			N/A	N/A

EDWARD P. MACDONALD (1967) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President of HASCO, Assistant Vice President of Hartford Life, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management, with Prudential Financial (formerly American Skandia Investment Services, Inc.).

			N/A	N/A

VERNON J. MEYER (1964) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer served as Vice President and managing director of MassMutual, which he joined in 1987.

			N/A	N/A

D. Keith Sloane (1960) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2009

Mr. Sloane is a Senior Vice President of Hartford Life Insurance Company, (“Hartford Life”) where he serves as Director of mutual fund product management for The Hartford’s mutual funds and 529 college savings businesses. Additionally, Mr. Sloane currently serves as Senior Vice President of Hartford Investment Financial Services, LLC (“HIFSCO”), HL Investment Advisors, LLC (“HLIA”), and Hartford Administrative Services Company (“HASCO”). Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

			N/A	N/A

Jane P. Wolak (1961) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2009

Ms. Wolak currently serves as Vice President of Hartford Life Insurance Company (“Hartford Life”). Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of Hartford Administrative Services Company (“HASCO”). Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

			N/A	N/A

(1)	Dr. Froehlich is not an officer of The Hartford Income Shares Fund, Inc.
*	Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.
**

“Interested person”, as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HL Investment Advisors, Hartford Investment Management or affiliated companies.

***

David M. Znamierowski tendered his resignation as an interested director of each Company effective as of November 6, 2008. Mr. Walters was elected as an interested director of each Company by the Board of Directors as of November 6, 2008.

****

Robert Arena assumed the role of president and chief executive officer of each Company effective May 6, 2009. (John Walters previously served as president and chief executive officer of the Companies for 2007 through 2009.) Mr. Arena had previously served as Vice President of each Company from 2006-2009.

This Supplement should be retained with your SAI for future reference